Lease Agreements (Details) - Schedule of financing lease maturities	3 Months Ended
Sep. 30, 2022 USD ($)
Schedule Of Financing Lease Maturities Abstract
2023	$ 80,867
2024	66,544
2025	12,380
Total financing lease payments	$ 159,791